Finance Receivables, net - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Finance receivables, gross	€ 994.4	€ 893.7
Unearned interest	(8.8)	(7.5)
Finance receivables, net	985.6	886.2
Current portion of finance receivables, gross	568.4	613.3
Current portion of unearned interest	(3.9)	(2.2)
Non-current portion of finance receivables, net	€ 421.1	€ 275.1